Note 5 - Loans and Leases - Schedule of Loans Acquired in Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Benchmark Bancorp, Inc. [Member] | Performing Financial Instruments [Member]
Contractual principal receivable, beginning balance	$ 74,837	$ 89,151
Accretable difference, beginning balance	(1,553)	(2,066)
Carrying amount, beginning balance	73,284	87,085
Contractual principal receivable, change due to payments received	(15,884)	(14,314)
Accretable difference, change due to payments received	376	513
Carrying amount, change due to payments received	(15,508)	(13,801)
Contractual principal receivable, ending balance	58,953	74,837
Accretable difference, ending balance	(1,177)	(1,553)
Carrying amount, ending balance	57,776	73,284
Benchmark Bancorp, Inc. [Member] | Nonperforming Financial Instruments [Member]
Contractual principal receivable, beginning balance	516	1,588
Accretable difference, beginning balance	(253)	(674)
Carrying amount, beginning balance	263	914
Contractual principal receivable, change due to payments received	(162)	(1,072)
Accretable difference, change due to payments received	61	421
Carrying amount, change due to payments received	(101)	(651)
Contractual principal receivable, ending balance	354	516
Accretable difference, ending balance	(192)	(253)
Carrying amount, ending balance	162	263
Ohio State Bancshares Inc [Member] | Performing Financial Instruments [Member]
Contractual principal receivable, beginning balance	19,043	25,509
Accretable difference, beginning balance	(658)	(929)
Carrying amount, beginning balance	18,385	24,580
Contractual principal receivable, change due to payments received	(5,996)	(6,466)
Accretable difference, change due to payments received	228	271
Carrying amount, change due to payments received	(5,768)	(6,195)
Contractual principal receivable, ending balance	13,047	19,043
Accretable difference, ending balance	(430)	(658)
Carrying amount, ending balance	12,617	18,385
Ohio State Bancshares Inc [Member] | Nonperforming Financial Instruments [Member]
Contractual principal receivable, beginning balance	196	496
Accretable difference, beginning balance	(163)	(232)
Carrying amount, beginning balance	33	264
Contractual principal receivable, change due to payments received	(21)	(232)
Accretable difference, change due to payments received	14	(31)
Carrying amount, change due to payments received	(7)	(263)
Contractual principal receivable, ending balance	160	196
Accretable difference, ending balance	(134)	(163)
Carrying amount, ending balance	26	33
Contractual principal receivable, change due to loan charge-offs	(15)	(68)
Accretable difference, change due to loan charge-offs	15	100
Carrying amount, change due to loan charge-offs		$ 32